Income Taxes (Details) - Schedule of Components of Income Tax - Income Tax Provision [Member] - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes (Details) - Schedule of Components of Income Tax [Line Items]
Current income tax provision	$ 155,325	$ 193,212
Deferred income tax benefit	(10,617)	(17,184)
Total	$ 144,708	$ 176,028